Debt	12 Months Ended
Mar. 31, 2018
Short-term borrowings and current portion of long-term debt [Member]
Debt
18.	Short-term borrowings and current portion of long-term debt

Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Commercial paper	US$	1,623.6	Rs.	105,815.5	Rs.	81,796.7
Loans from banks/financial institutions		940.1		61,273.0		56,242.7
Inter-corporate deposits		13.2		860.0		560.0
Current portion of long-term debt (refer note 19)		1,677.6		109,338.9		40,927.3

Total	US$	4,254.5	Rs.	277,287.4	Rs.	179,526.7

For details of carrying amount of assets pledged as security for secured borrowings refer note 36.

Long-term debt [Member]
Debt
19.	Long-term debt

Long-term debt consists of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Non-convertible debentures	US$	2,272.5	Rs.	148,107.9	Rs.	145,163.4
Collateralized debt obligations		202.6		13,205.8		10,271.2
Buyers credit from banks at floating interest rate		230.1		15,000.0		15,190.7
Loan from banks/financial institutions		2,104.8		137,181.5		127,410.4
Senior notes		6,080.6		396,301.9		342,278.1
Others		168.2		10,961.2		6,258.0

Total		11,058.8		720,758.3		646,571.8
Less: current portion (refer note 18)		1,677.6		109,338.9		40,927.3

Long-term debt	US$	9,381.2	Rs.	611,419.4	Rs.	605,644.5

Collateralized debt obligations

These represent amount received against finance receivables securitized/assigned, which do not qualify for derecognition.

Non-convertible debentures

The interest rate on non-convertible debentures range from 7.28% to 11.50% and maturity ranging from April 2018 to September 2024. During Fiscal 2018, the Company has exercised call option to redeem in full, at the end of 8th year from the date of allotment i.e. on April 30, 2018 non-convertible debentures amounting to Rs. 5,000 million.

Buyers credit

The buyers line of credit from banks is repayable within four years from drawdown dates.

Loan from banks / financial institutions

Certain of the Company’s loans set limits on and/or require prior lender consent for, among other things, undertaking new projects, issuing new securities, changes in management, mergers, sales of undertakings and investment in subsidiaries. In addition, certain negative covenants may limit Company’s ability to borrow additional funds or to incur additional liens, and/or provide for increased costs in case of breach. Certain of the financing arrangements also include financial covenants to maintain certain debt-to-equity ratios, debt-to-earnings ratios, liquidity ratios, capital expenditure ratios and debt coverage ratios.

Long-term loans from banks/financial institutions maturity is ranging from April 2018 to July 2023. Interest rate is based on marginal cost of funds lending rate (MCLR) of respective banks for loans amounting to Rs. 71,769.9 million. Interest rate is based on LIBOR for loans amounting to Rs. 65,411.6 million.

Commercial Paper

Commercial paper are unsecured short term papers, issued at discount bearing no coupon interest. The yield on commercial paper issued by the Company ranges from 6.08% to 8.15%.

Senior notes (Euro MTF listed debt)

The senior notes of Jaguar Land Rover Automotive Plc (JLR) are listed on the Euro MTF market, which is a listed market regulated by the Luxembourg Stock Exchange.

Details of the tranches of the senior notes outstanding at March 31, 2018 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2018		2017
January 2013	USD	500	500	Rs.	32,485.2	Rs.	32,096.3	5.625%	February 2023
February 2015	GBP	400	400		36,664.8		32,108.4	3.875%	March 2023
January 2014	GBP	400	400		36,598.4		32,027.6	5.000%	February 2022
March 2015	USD	500	500		32,713.6		32,298.6	3.500%	March 2020
December 2013	USD	700	700		45,844.7		45,185.2	4.125%	December 2018
October 2014	USD	500	500		32,738.4		32,314.8	4.250%	November 2019
January 2017	GBP	300	300		27,504.6		24,065.2	2.750%	January 2021
January 2017	EUR	650	650		52,112.4		44,668.8	2.200%	January 2024
October 2017	USD	500	500		31,569.2		—	4.500%	March 2027

Total				Rs.	328,231.3	Rs.	274,764.9

These senior notes are subject to customary covenants and events of defult, which include, among other things, restrictions or limitations on the amount of cash which can be transferred outside the Jaguar Land Rover group of companies in the form of dividends, loans or investments.

Senior notes (SGX-ST listed debt)

The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the SGX-ST market, which is a listed market regulated by the Singapore Stock Exchange.

Details of the tranches of the senior notes outstanding at March 31, 2018 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2018		2017
October 2014	USD	250	250	Rs.	16,194.3	Rs.	16,087.8	5.750%	October 2024
May 2014	USD	300	300		19,487.7		19,249.8	5.750%	May 2021
October 2014*	USD	500	500		32,388.6		32,175.6	4.625%	April 2020

Total				Rs.	68,070.6	Rs.	67,513.2

*	Subsequent to the year ended March 31, 2018, the Company prepaid USD 237 million (Rs 15,447.1 million) of 4.625% senior notes at a premium of 2.5%. These were prepaid by funds raised through External Commercial Borrowings of USD 237 million.

For details of carrying amount of assets pledged as security for secured borrowings refer note 36